Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Allowance of Credit Loss [Abstract]
Balance at beginning of the periods presented	$ 642	$ 104
Addition/(reversal) in credit losses	(198)	169
Write off	(5)
Foreign currency translation adjustment	9	6
Balance at end of the year	$ 448	$ 279